Investments in associates and joint venture - Statements of profit or loss of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Sales of goods	$ 824,802	$ 900,450	$ 676,542
Net income from continued operations	602,935	(262,804)	(150,339)
Share in results	176,270	240,450	62,702
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Sales of goods	159,003	215,481	203,163
Net income from continued operations	(8,368)	18,294	22,786
Adjustments to conform to the accounting policies	2,150	2,083	2,293
Net loss, adjusted	(6,218)	20,377	25,079
Share in results	(2,493)	8,170	10,055
Sociedad Minera Cerro Verde S.A.A
Investments in associates and joint ventures
Net income from continued operations	925,353	1,191,474	274,544
Share in results	$ 181,221	$ 233,342	$ 53,767